Average Annual Total Returns - Western Asset Core Bond Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
Class I
Average Annual Return:
1 Year	9.12%
5 Years	5.58%
10 Years	4.88%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	7.56%
5 Years	4.29%
10 Years	3.64%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.54%
5 Years	3.75%
10 Years	3.26%
Class FI
Average Annual Return:
1 Year	8.73%
5 Years	5.20%
10 Years	4.56%
Class IS
Average Annual Return:
1 Year	9.14%
5 Years	5.60%
10 Years	4.93%
Class A
Average Annual Return:
1 Year	4.08%
5 Years	4.27%
10 Years		[2]
Since Inception	3.53%
Inception Date	Apr. 30, 2012
Class C
Average Annual Return:
1 Year	6.96%
5 Years	4.44%
10 Years		[2]
Since Inception	3.31%
Inception Date	Apr. 30, 2012
Class R
Average Annual Return:
1 Year	8.37%
5 Years	4.85%
10 Years		[2]
Since Inception	3.75%
Inception Date	Apr. 30, 2012
Class C1
Average Annual Return:
1 Year	7.24%
5 Years	4.77%
10 Years		[2]
Since Inception	3.42%
Inception Date	Oct. 03, 2012

[1]
For Class A, Class C, Class C1 and Class R shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays U.S. Aggregate Index was 3.37%, 3.37%, 3.21% and 3.37%, respectively.

[2]	N/A